October 9, 2013

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: File Room

Re:  AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

        Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A (“PEA No. 83”). The purpose of PEA No. 83 is to introduce the AdvisorShares Sunrise Global Multi-Strategy ETF as a new series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6182.

Very truly yours,

/s/ Erica L. Zong Evenson

Erica L. Zong Evenson